Variable interest entities (Details 2) (CNY)	12 Months Ended				0 Months Ended
	Dec. 31, 2013 Consolidated VIEs	Dec. 31, 2012 Consolidated VIEs	Dec. 31, 2011 Consolidated VIEs	Dec. 31, 2013 PW Software PW Network	May 20, 2008 PW Software PW Literature	Oct. 25, 2011 PW Software Trendsters Investment	Dec. 10, 2013 PW Game Software PW Digital Technology	Jul. 30, 2013 PW Game Software PW Digital Technology
Contractual arrangements with VIEs and payment by VIEs
Limit of indebtedness for PW Network in the development agreement				400,000
Option to purchase equity interest in PW Network, minimum amount				10,000
Interest-free loan which the entity has agreed to make to each equity owner of VIE's					500,000	500,000	1,000,000	9,000,000
Term of loan					20 years	20 years	20 years	20 years
Amount of fees paid by VIEs
Payment terms for invoices billed to VIEs	10 days
Fees paid by VIEs, minimum percentage of revenues generated	45.00%
Fees paid by VIEs, maximum percentage of revenues generated	66.00%
Fees charged to VIEs, amount	1,217,670,080	1,058,328,538	1,229,855,500